Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Assets and liabilities

The components of right-of-use assets, short-term lease liabilities and long-term lease liabilities as of December 31, 2024, is as follows:

	Operating Leases	Finance Leases
Right-of-use assets	$1,210	$128	(1)
Short-term lease liabilities	$136	$78
Long-term lease liabilities	$1,311	$18

(1)	Net of accumulated depreciation, included in fixed assets

Schedule of Lease Cost

The components of lease expense for the year ended December 31, 2024 and 2023, were as follows:

	December 31,
	2024	2023
Operating lease expense	$409	$473
Finance lease expense:
Amortization of ROU assets	115	13
Interest on lease liabilities	11	3
Total finance lease expense	126	16
Total lease expense	$535	$489

Schedule of Finance Lease Maturity

Maturities of lease liabilities under noncancellable leases as of December 31, 2024, are as follows:

	Operating Leases	Finance Leases
2025	$322	$83
2026	298	9
2027	371	9
2028	300	1
2029	304	-
Thereafter	645	-
Total undiscounted lease payments	2,240	102
Less imputed interest	(793)	(6)
Total lease liabilities	$1,447	$96